Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 5 — BUSINESS COMBINATIONS

As disclosed in Note 1, on April 9, 2018, the Company entered into a Memorandum of Sale by and among the Purchasers and GACP. In consideration for the sale and transfer of the Acquired Assets at the Closing, the Company assumed certain post-Closing obligations under assigned contracts and issued GACP a note payable for $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.

The Company accounted for the transaction as a business combination under ASC 805 and as a result, allocated the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date as outlined in the table below. The results of operations of the business acquired by the Company have been included in the consolidated statements of operations since the date of acquisition. The excess of the purchase price over the estimated fair values of the underlying identifiable assets acquired and liabilities assumed was allocated to goodwill. The amount assigned to goodwill was deemed appropriate based on several factors, including: (i) the multiple paid by market participants for businesses in the merchant card processing business; (ii) levels of eVance Payments, current and future projected cash flows; and (iii) the Company’s strategic business plan. Goodwill is expected to be deductible for tax purposes.

The allocation of the purchase price and the estimated fair market values of the assets acquired and liabilities assumed are shown below:

Consideration
Consideration issued	$12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784

Excess purchase price allocated to goodwill	$6,858,216

Unaudited pro forma results of operations for the nine months ended September 30, 2018, as if the Company and its subsidiaries had been combined on January 1, 2018, are presented below. The pro forma results include estimates and assumptions which management believes are reasonable. The pro forma results do not include any anticipated cost savings or other effects of the planned integration of these entities, and are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the date indicated, or which may result in the future. The unaudited pro forma results of operations are as follows:

Nine Months Ended September 30, 2018
Revenues	$9,456,512
Operating loss	$(35,406)
Other expense	(801,321)
Net loss	$(836,727)
Net loss per share – basic and diluted	$(0.18)

NOTE 7 – BUSINESS COMBINATIONS

As disclosed in Note 1, on April 9, 2018, the Company entered into a Memorandum of Sale by and among the Purchasers and GACP. In consideration for the sale and transfer of the Acquired Assets at the Closing, the Company assumed certain post-Closing obligations under assigned contracts and issued GACP a note payable for $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.

The Company accounted for the transaction as a business combination under ASC 805 and as a result, allocated the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date as outlined in the table below. The results of operations of the business acquired by the Company have been included in the consolidated statements of operations since the date of acquisition. The excess of the purchase price over the estimated fair values of the underlying identifiable assets acquired and liabilities assumed was allocated to goodwill. The amount assigned to goodwill was deemed appropriate based on several factors, including: (i) the multiple paid by market participants for businesses in the merchant card processing business; (ii) levels of eVance Payments, current and future projected cash flows; and (iii) the Company's strategic business plan. Goodwill is expected to be deductible for tax purposes.

The allocation of the purchase price and the estimated fair market values of the assets acquired and liabilities assumed are shown below:

Consideration
Consideration issued	$12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784

Excess purchase price allocated to goodwill	$6,858,216

Unaudited pro forma results of operations for the years ended December 31, 2018 and 2017, as if the Company and its subsidiaries had been combined on January 1, 2017, follow. The pro forma results include estimates and assumptions which management believes are reasonable. The pro forma results do not include any anticipated cost savings or other effects of the planned integration of these entities, and are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the date indicated, or which may result in the future. The unaudited pro forma results of operations are as follows:

	2018	2017
Revenues	$12,194,415	$15,091,707
Operating loss	$(124,442)	$(3,023,848)
Net loss (revised)	$(1,290,262)	$(6,979,090)
Net loss per share – basic and diluted (revised)	$(0.24)	$(1.34)